Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Beginning balance	$ 770.1	$ 646.7	$ 505.7
Acquisitions	1.0	141.0	150.9
Currency translation	10.4	(17.6)	(9.9)
Ending balance	$ 779.5	$ 770.1	$ 646.7